Offsets	Sep. 25, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	LATAM Airlines Group S.A.
Form or Filing Type	F-1
File Number	333-266844
Initial Filing Date	Aug. 12, 2022
Fee Offset Claimed	$ 103,490.24
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common shares, no par value per share represented by American Depositary Shares
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,804,553,338.27
Offset Note	The Registrant previously paid filing fees of $445,382.09 in connection with the Registration Statement on Form F-1 (File No. 333-266844) (the “Prior Registration Statement”) filed on August 12, 2022, which Prior Registration Statement was withdrawn on August 31, 2023 pursuant to Rule 477 under the Securities Act. No securities were sold under the Prior Registration Statement before it was withdrawn. Pursuant to Rule 457(p) under the Securities Act, the Registrant will offset such amount of previously paid filing fees against filing fees due in connection with this Registration Statement. After the application of $77,401.44 of such fee offset in connection with the offer and sale of 43,700,000,000 common shares for which the Registrant filed a final prospectus supplement on Form 424(b)(7) on July 25, 2024, the Registrant had $367,980.65 of such fee offset remaining. After the application of $56,647.00 in connection with the offer and sale of 20,000,000,000 common shares for which the Registrant filed a final prospectus supplement on Form 424(b)(7) on June 17, 2025, the Registrant had $311,333.65 of such fee offset remaining. After the application of $117,397.08 in connection with the offer and sale of 36,000,000,000 common shares for which the Registrant filed a final prospectus supplement on Form 424(b)(7) on August 14, 2025, the Registrant had $193,936.57 of such fee offset. After the application of $51,012.92 in connection with the offer and sale of 14,000,000,000 common shares for which the Registrant filed a final prospectus supplement on Form 424(b)(7) on September 9, 2025, the Registrant had $142,923.65 of such fee offset for future application. After the application of $103,490.24 in connection with this offering of 31,007,568,000 common shares, the Registrant will have $39,433.41 of such fee offset for future application.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	LATAM Airlines Group S.A.
Form or Filing Type	F-1
File Number	333-266844
Filing Date	Aug. 12, 2022
Fee Paid with Fee Offset Source	$ 445,382.09
Offset Note	The Registrant previously paid filing fees of $445,382.09 in connection with the Registration Statement on Form F-1 (File No. 333-266844) (the “Prior Registration Statement”) filed on August 12, 2022, which Prior Registration Statement was withdrawn on August 31, 2023 pursuant to Rule 477 under the Securities Act. No securities were sold under the Prior Registration Statement before it was withdrawn. Pursuant to Rule 457(p) under the Securities Act, the Registrant will offset such amount of previously paid filing fees against filing fees due in connection with this Registration Statement. After the application of $77,401.44 of such fee offset in connection with the offer and sale of 43,700,000,000 common shares for which the Registrant filed a final prospectus supplement on Form 424(b)(7) on July 25, 2024, the Registrant had $367,980.65 of such fee offset remaining. After the application of $56,647.00 in connection with the offer and sale of 20,000,000,000 common shares for which the Registrant filed a final prospectus supplement on Form 424(b)(7) on June 17, 2025, the Registrant had $311,333.65 of such fee offset remaining. After the application of $117,397.08 in connection with the offer and sale of 36,000,000,000 common shares for which the Registrant filed a final prospectus supplement on Form 424(b)(7) on August 14, 2025, the Registrant had $193,936.57 of such fee offset. After the application of $51,012.92 in connection with the offer and sale of 14,000,000,000 common shares for which the Registrant filed a final prospectus supplement on Form 424(b)(7) on September 9, 2025, the Registrant had $142,923.65 of such fee offset for future application. After the application of $103,490.24 in connection with this offering of 31,007,568,000 common shares, the Registrant will have $39,433.41 of such fee offset for future application.